================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22152
                                                     ---------

                        Oppenheimer Transition 2025 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 11/30/2011
                                                ----------
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                  Shares          Value
                                                                ----------    -------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE FUNDS--0.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y             81,862    $     298,797
Oppenheimer Gold & Special Minerals Fund, Cl. Y                      1,556           67,180
Oppenheimer Real Estate Fund, Cl. Y                                  6,951          134,915
                                                                              -------------
                                                                                    500,892

FIXED INCOME FUNDS--20.1%
Oppenheimer Champion Income Fund, Cl. Y                            554,242          958,839
Oppenheimer Core Bond Fund, Cl. Y                                  968,608        6,354,071
Oppenheimer International Bond Fund, Cl. Y                         592,290        3,725,505
Oppenheimer Limited-Term Government Fund, Cl. Y                    458,243        4,257,077
Oppenheimer Master Inflation Protected Securities Fund, LLC         21,748          249,312
                                                                              -------------
                                                                                 15,544,804

GLOBAL EQUITY FUNDS--31.9%
Oppenheimer Developing Markets Fund, Cl. Y                         119,086        3,661,908
Oppenheimer International Growth Fund, Cl. Y                       520,592       13,733,207
Oppenheimer International Small Company Fund, Cl. Y                 62,240        1,265,333
Oppenheimer Quest International Value Fund, Cl. Y                  450,277        6,033,710
                                                                              -------------
                                                                                 24,694,158

MONEY MARKET FUND--1.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(2)     1,039,418        1,039,418

U.S. EQUITY FUNDS--46.0%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                    285,397       12,996,991
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y               235,939        4,940,566
Oppenheimer Value Fund, Cl. Y                                      834,904       17,674,925
                                                                              -------------
                                                                                 35,612,482

Total Investments, at Value (Cost $71,941,520)                       100.0%      77,391,754
Other Assets Net of Liabilities                                        0.0            5,040
                                                                ----------    -------------
Net Assets                                                           100.0%   $  77,396,794
                                                                ==========    =============

Footnotes to Statement of Investments

                      1 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES           GROSS         GROSS           SHARES
                                                          FEBRUARY 28,2011    ADDITIONS    REDUCTIONS    NOVEMBER 30, 2011
                                                          ----------------    ---------    ----------    -----------------

Oppenheimer Capital Appreciation Fund, Cl. Y                       232,506       75,792        22,901              285,397

Oppenheimer Champion Income Fund, Cl. Y                            392,717      204,062        42,537              554,242
Oppenheimer Commodity Strategy Total
 Return Fund, Cl. Y                                                     --       87,313         5,451               81,862

Oppenheimer Core Bond Fund, Cl. Y                                  767,709      334,255       133,356              968,608

Oppenheimer Developing Markets Fund, Cl. Y                         100,812       32,330        14,056              119,086

Oppenheimer Gold & Special Minerals Fund,  Cl. Y                       --         1,668           112                1,556

Oppenheimer Institutional Money Market  Fund, Cl. E                854,044      297,782       112,408            1,039,418

Oppenheimer International Bond Fund, Cl. Y                         479,343      174,710        61,763              592,290

Oppenheimer International Growth Fund, Cl. Y                       444,481      140,326        64,215              520,592
Oppenheimer International Small Company  Fund, Cl. Y                54,222       16,339         8,321               62,240

Oppenheimer Limited-Term Government Fund, Cl. Y                    359,069      157,020        57,846              458,243
Oppenheimer Main Street Small- & Mid-Cap Fund,Cl. Y                192,449       69,070        25,580              235,939
Oppenheimer Master Inflation Protected Securities
 Fund, LLC                                                              --       23,770         2,022               21,748

Oppenheimer Quest International Value  Fund, Cl. Y                 354,048      136,416        40,187              450,277

Oppenheimer Real Estate Fund, Cl. Y                                     --        7,462           511                6,951

Oppenheimer Value Fund, Cl. Y                                      661,975      238,399        65,470              834,904

                                                                                             REALIZED
                                                                VALUE          INCOME       GAIN (LOSS)
                                                           --------------    -----------    -----------

Oppenheimer Capital Appreciation Fund, Cl. Y                $  12,996,991    $        --     $  (75,663)

Oppenheimer Champion Income Fund, Cl. Y                           958,839         58,418         (8,883)
Oppenheimer Commodity Strategy Total
 Return Fund, Cl. Y                                               298,797             --         (2,022)

Oppenheimer Core Bond Fund, Cl. Y                               6,354,071        210,942         (4,420)

Oppenheimer Developing Markets Fund, Cl. Y                      3,661,908             --        (38,773)

Oppenheimer Gold & Special Minerals Fund, Cl. Y                    67,180             --           (704)

Oppenheimer Institutional Money Market Fund, Cl. E              1,039,418          1,216             --

Oppenheimer International Bond Fund, Cl. Y                      3,725,505        110,091        (16,027)

Oppenheimer International Growth Fund,Cl. Y                    13,733,207             --       (104,366)
Oppenheimer International Small Company Fund, Cl. Y             1,265,333             --        (21,188)

Oppenheimer Limited-Term Government Fund, Cl. Y                 4,257,077         86,537         (5,135)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y            4,940,566             --        (43,933)
Oppenheimer Master Inflation Protected
 Securities Fund, LLC                                             249,312          2,153(a)       1,731(a)

Oppenheimer Quest International Value Fund, Cl. Y               6,033,710             --       (105,277)

Oppenheimer Real Estate Fund, Cl. Y                               134,915            388         (1,518)

Oppenheimer Value Fund, Cl. Y                                  17,674,925             --       (179,350)
                                                           --------------    -----------    -----------

                                                           $   77,391,754    $   469,745    $  (605,528)
                                                           ==============    ===========    ===========

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.   Rate shown is the 7-day yield as of November 30, 2011.

3.   Non-income producing security.

                      2 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                                                     LEVEL 3--
                               LEVEL 1--          LEVEL 2--         SIGNIFICANT
                              UNADJUSTED      OTHER SIGNIFICANT    UNOBSERVABLE
                             QUOTED PRICES    OBSERVABLE INPUTS       INPUTS            VALUE
                             -------------    -----------------    -------------    --------------

ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies         $  77,142,442    $         249,312    $          --    $   77,391,754
                             -------------    -----------------    -------------    --------------
Total Assets                 $  77,142,442    $         249,312    $          --    $   77,391,754
                             -------------    -----------------    -------------    --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                      3 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities       $   73,720,137
                                     ==============

Gross unrealized appreciation        $    4,302,890
Gross unrealized depreciation              (631,273)
                                     --------------
Net unrealized appreciation          $    3,671,617
                                     ==============


                      4 | Oppenheimer Transition 2025 Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2025 Fund

By:   /s/ William F. Glavin, Jr.
      -----------------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      -----------------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 1/10/2012

By:   /s/ Brian W. Wixted
      -----------------------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 1/10/2012